Financial Assets and Financial Liabilities - Summary of Sensitivity Analysis of Changes In Unobservable Inputs Liabilities (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Recognition in profit or loss
Favorable changes		₩ 38,959	₩ 61,097
Unfavorable changes		(41,266)	(61,612)
Other comprehensive income or loss
Favorable changes		0	0
Unfavorable changes		0	0
Financial instruments designated at fair value through profit or loss
Recognition in profit or loss
Favorable changes	[1]	16,840	43,114
Unfavorable changes	[1]	(16,760)	(42,487)
Other comprehensive income or loss
Favorable changes	[1]	0	0
Unfavorable changes	[1]	0	0
Derivatives held for trading
Recognition in profit or loss
Favorable changes	[2]	22,119	17,983
Unfavorable changes	[2]	(24,506)	(19,125)
Other comprehensive income or loss
Favorable changes	[2]	0	0
Unfavorable changes	[2]	₩ 0	₩ 0

[1]	For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, recovery rate, liquidation value by ±1%p and volatility of underlying asset, growth rate by ±1%p or ±10% and correlation coefficient by ±10%.
[2]	For derivative financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters such as price of underlying asset and volatility by ± 10%.